Average Annual Total Returns - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 29, 2024
Fidelity Advisor Equity Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.77%
Past 5 years	10.18%
Past 10 years	7.12%
Fidelity Advisor Equity Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.02%
Past 5 years	8.40%
Past 10 years	5.13%
Fidelity Advisor Equity Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.10%
Past 5 years	7.72%
Past 10 years	5.19%
Fidelity Advisor Equity Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.28%
Past 5 years	10.62%
Past 10 years	7.09%
Fidelity Advisor Equity Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	7.00%
Past 5 years	10.43%
Past 10 years	7.12%
Fidelity Advisor Equity Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.41%
Past 5 years	11.77%
Past 10 years	8.03%
Fidelity Advisor Equity Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.56%
Past 5 years	11.92%
Past 10 years	8.19%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%